Other payables (Tables)	12 Months Ended
Dec. 31, 2011
Components of Other Payables

Other payables consisted of the following:

	December 31,
	2010	2011
Accrued tender expenses	$2,757	$4,256
Accrued construction costs	26,005	11,022
Accrued operating expenses	15,595	22,021
Accrued professional fees	2,806	3,261
Advance subsidies	3,126	6,325
Commissions payable	585	980
Guarantee deposits from distributors	7,230	8,953
Interest payable	612	588
Accrued warranty	5,822	8,974
Other taxes payable	1,576	612
Others	501	507

	$66,615	$67,499